Segments - Summary of Main Product Categories as Percent of Sales (Detail) - Sales Revenue [Member] - Product Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Figures [Member]
Schedule of Property and Equipment Net by Country [Line Items]
Concentration risk percentage	81.50%	84.20%	81.60%	81.80%	82.00%
Other [Member]
Schedule of Property and Equipment Net by Country [Line Items]
Concentration risk percentage	18.50%	15.80%	18.40%	18.20%	18.00%